TAXATION (Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 23,648	¥ 15,011	¥ 14,930
Increases related to current tax positions	1,675	4,948	565
Addition from the consolidation of previously deconsolidated subsidiaries		3,689
Decrease due to deconsolidation			(484)
Unrecognized tax benefits, end of year	¥ 25,323	¥ 23,648	¥ 15,011